UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

111 South Wacker Drive, Suite 4600 Chicago, Illinois		60606-4319
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606		Ndenisarya M. Bregasi K&L Gates LLP 1601 K Street NW Washington, DC 20006
(Name and address of agents for service)

Registrant’s telephone number, including area code:		(312) 646-3600

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

Oakmark Fund	June 30, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.1%
FINANCIALS — 28.6%
DIVERSIFIED FINANCIALS — 10.2%
State Street Corp.	5,835	$314,623
Asset Management & Custody Banks
Capital One Financial Corp.	4,663	296,134
Consumer Finance
Ally Financial, Inc. (a)	15,674	267,555
Consumer Finance
The Goldman Sachs Group, Inc.	1,705	253,329
Investment Banking & Brokerage
Bank of New York Mellon Corp.	6,320	245,518
Asset Management & Custody Banks
T Rowe Price Group, Inc.	2,447	178,542
Asset Management & Custody Banks
		1,555,701
BANKS — 9.7%
Bank of America Corp.	32,900	436,583
Diversified Banks
Citigroup, Inc.	9,730	412,455
Diversified Banks
JPMorgan Chase & Co.	6,115	379,986
Diversified Banks
Wells Fargo & Co.	5,110	241,856
Diversified Banks
		1,470,880
INSURANCE — 8.7%
Aflac, Inc.	5,410	390,385
Life & Health Insurance
American International Group, Inc.	7,080	374,461
Multi-line Insurance
Aon PLC	2,990	326,598
Insurance Brokers
Principal Financial Group, Inc.	5,489	225,666
Life & Health Insurance
		1,317,110
		4,343,691
INFORMATION TECHNOLOGY — 27.9%
SOFTWARE & SERVICES — 16.0%
Alphabet, Inc., Class C (a)	524	362,314
Internet Software & Services
Oracle Corp.	8,765	358,752
Systems Software
MasterCard, Inc., Class A	4,070	358,404
Data Processing & Outsourced Services
Visa, Inc., Class A	4,765	353,420
Data Processing & Outsourced Services
Automatic Data Processing, Inc.	3,720	341,756
Data Processing & Outsourced Services
Microsoft Corp.	6,090	311,625
Systems Software
LinkedIn Corp., Class A (a)	1,300	246,025
Internet Software & Services
Alphabet, Inc., Class A (a)	139	97,508
Internet Software & Services
		2,429,804
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.0%
Texas Instruments, Inc.	6,020	377,153
Semiconductors
Intel Corp.	11,055	362,604
Semiconductors
QUALCOMM, Inc.	4,745	254,190
Semiconductors
Applied Materials, Inc.	9,060	217,168
Semiconductor Equipment
		1,211,115
TECHNOLOGY HARDWARE & EQUIPMENT — 3.9%
Apple, Inc.	3,247	310,413
Technology Hardware, Storage & Peripherals
TE Connectivity, Ltd.	4,936	281,875
Electronic Manufacturing Services
		592,288
		4,233,207
INDUSTRIALS — 10.7%
CAPITAL GOODS — 8.7%
General Electric Co.	14,250	448,590
Industrial Conglomerates
Cummins, Inc.	2,720	305,837
Construction Machinery & Heavy Trucks
Caterpillar, Inc.	4,000	303,240
Construction Machinery & Heavy Trucks
Parker-Hannifin Corp.	2,439	263,562
Industrial Machinery
		1,321,229
TRANSPORTATION — 2.0%
FedEx Corp.	1,980	300,524
Air Freight & Logistics
		1,621,753
CONSUMER DISCRETIONARY — 9.9%
AUTOMOBILES & COMPONENTS — 3.5%
General Motors Co.	7,650	216,495
Automobile Manufacturers
Harley-Davidson, Inc.	3,502	158,641
Motorcycle Manufacturers
Fiat Chrysler Automobiles N.V.	24,400	149,328
Automobile Manufacturers
		524,464
MEDIA — 2.6%
News Corp., Class A	17,604	199,806
Publishing
Comcast Corp., Class A	2,944	191,933
Cable & Satellite
		391,739

	Shares	Value
Common Stocks — 95.1% (cont.)
Consumer Discretionary — 9.9% (cont.)
RETAILING — 1.9%
Liberty Interactive Corp. QVC Group, Class A (a)	11,491	$291,524
Catalog Retail
CONSUMER DURABLES & APPAREL — 1.9%
Whirlpool Corp.	1,730	288,287
Household Appliances
		1,496,014
ENERGY — 7.0%
Apache Corp.	7,640	425,312
Oil & Gas Exploration & Production
Anadarko Petroleum Corp.	5,100	271,575
Oil & Gas Exploration & Production
Halliburton Co.	5,381	243,705
Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	3,729	125,478
Oil & Gas Equipment & Services
		1,066,070
HEALTH CARE — 5.2%
HEALTH CARE EQUIPMENT & SERVICES — 3.7%
UnitedHealth Group, Inc.	2,395	338,174
Managed Health Care
Medtronic PLC	2,490	216,057
Health Care Equipment
		554,231
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.5%
Sanofi (b)	5,470	228,920
Pharmaceuticals
		783,151
CONSUMER STAPLES — 4.7%
FOOD, BEVERAGE & TOBACCO — 3.3%
Nestle SA (b)	3,240	250,485
Packaged Foods & Meats
Diageo PLC (b)	2,200	248,336
Distillers & Vintners
		498,821
HOUSEHOLD & PERSONAL PRODUCTS — 1.4%
Unilever PLC (b)	4,563	218,613
Personal Products
		717,434
MATERIALS — 1.1%
Monsanto Co.	1,670	172,695
Fertilizers & Agricultural Chemicals
TOTAL COMMON STOCKS — 95.1% (Cost $10,644,320)		14,434,015

	Par Value	Value
SHORT TERM INVESTMENTS— 4.4%
REPURCHASE AGREEMENT — 3.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.20% dated 06/30/16 due 07/01/16, repurchase price $476,059, collateralized by United States Treasury Notes, 1.625% - 1.750%, due 05/15/23 - 05/31/23, aggregate value plus accrued interest of $485,578 (Cost: $476,057)	$476,057	$476,057
U.S. GOVERNMENT BILLS — 1.3%
United States Treasury Bill, 0.22%, due 07/14/16 (c) (Cost $199,984)	200,000	199,984
TOTAL SHORT TERM INVESTMENTS — 4.4% (Cost $676,041)		676,041
TOTAL INVESTMENTS — 99.5% (Cost $11,320,361)		15,110,056
Foreign Currencies (Cost $0) —0.0% (d)		0	(e)
Other Assets In Excess of Liabilities — 0.5%		72,374
TOTAL NET ASSETS — 100.0%		$15,182,430

(a)              Non-income producing security

(b)              Sponsored American Depositary Receipt

(c)               The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(d)              Amount rounds to less than 0.1%.

(e)               Amount rounds to less than $1,000.

Oakmark Select Fund	June 30, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 89.5%
FINANCIALS — 36.4%
BANKS — 15.9%
Citigroup, Inc.	6,262	$265,446
Diversified Banks
JPMorgan Chase & Co.	4,131	256,700
Diversified Banks
Bank of America Corp.	18,779	249,192
Diversified Banks
		771,338
INSURANCE — 11.5%
American International Group, Inc.	5,295	280,063
Multi-line Insurance
FNF Group	7,446	279,233
Property & Casualty Insurance
		559,296
REAL ESTATE — 5.3%
CBRE Group, Inc., Class A (a)	9,664	255,903
Real Estate Services
DIVERSIFIED FINANCIALS — 3.7%
Capital One Financial Corp.	2,801	177,891
Consumer Finance
		1,764,428
INFORMATION TECHNOLOGY — 31.9%
SOFTWARE & SERVICES — 22.5%
Alphabet, Inc., Class C (a)	532	367,955
Internet Software & Services
LinkedIn Corp., Class A (a)	1,375	260,219
Internet Software & Services
MasterCard, Inc., Class A	2,659	234,151
Data Processing & Outsourced Services
Oracle Corp.	5,567	227,857
Systems Software
		1,090,182
TECHNOLOGY HARDWARE & EQUIPMENT — 5.5%
TE Connectivity, Ltd.	4,723	269,727
Electronic Manufacturing Services
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Intel Corp.	5,737	188,174
Semiconductors
		1,548,083
CONSUMER DISCRETIONARY — 8.8%
RETAILING — 4.4%
Liberty Interactive Corp. QVC Group, Class A (a)	8,459	214,602
Catalog Retail
AUTOMOBILES & COMPONENTS — 4.4%
Harley-Davidson, Inc.	4,300	194,790
Motorcycle Manufacturers
Fiat Chrysler Automobiles N.V.	2,663	16,300
Automobile Manufacturers
		211,090
		425,692
INDUSTRIALS — 7.0%
CAPITAL GOODS — 7.0%
General Electric Co.	10,718	337,403
Industrial Conglomerates
ENERGY — 5.4%
Apache Corp.	4,501	250,571
Oil & Gas Exploration & Production
Chesapeake Energy Corp. (a)	3,010	12,883
Oil & Gas Exploration & Production
		263,454
TOTAL COMMON STOCKS — 89.5% (Cost $3,054,524)		4,339,060
PREFERRED STOCKS— 0.2%
ENERGY — 0.2%
Chesapeake Energy Corp., 5.75%	44	12,174
Oil & Gas Exploration & Production
TOTAL PREFERRED STOCKS — 0.2% (Cost $8,311)		12,174

	Par Value	Value
FIXED INCOME— 6.5%
CORPORATE BONDS — 3.5%
Chesapeake Energy Corp., 144A, 8.00%, due 12/15/22 (b) (Cost $96,269)	$201,000	170,348
CONVERTIBLE BOND — 3.0%
Fiat Chrysler Automobiles N.V., 7.875%, due 12/15/16 (Cost $208,341)	260,779	144,960
TOTAL FIXED INCOME — 6.5% (Cost $304,610)		315,308
SHORT TERM INVESTMENTS— 3.5%
REPURCHASE AGREEMENT — 3.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.20% dated 06/30/16 due 07/01/16, repurchase price $169,705, collateralized by Federal Farm Credit Bank Bonds, 3.020% - 3.090%, due 08/19/25 - 01/12/26, aggregate value plus accrued interest of $1,704, by a United States Treasury Note, 2.000%, due 08/15/25, value plus accrued interest of $171,394 (Cost: $169,704)	169,704	169,704
TOTAL SHORT TERM INVESTMENTS — 3.5% (Cost $169,704)		169,704
TOTAL INVESTMENTS — 99.7% (Cost $3,537,149)		4,836,246
Other Assets In Excess of Liabilities — 0.3%		12,477
TOTAL NET ASSETS — 100.0%		$4,848,723

(a)                   Non-income producing security

(b)                   See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.

Oakmark Equity and Income Fund	June 30, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 61.8%
FINANCIALS — 18.2%
BANKS — 6.8%
Bank of America Corp.	42,236	$560,470
Diversified Banks
U.S. Bancorp	4,936	199,085
Diversified Banks
Wells Fargo & Co.	3,381	160,028
Diversified Banks
Comerica, Inc.	2,460	101,180
Diversified Banks
Citigroup, Inc.	2,016	85,475
Diversified Banks
		1,106,238
DIVERSIFIED FINANCIALS — 5.5%
TD Ameritrade Holding Corp.	9,880	281,335
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	1,415	210,226
Investment Banking & Brokerage
Bank of New York Mellon Corp.	5,340	207,477
Asset Management & Custody Banks
Ally Financial, Inc. (a)	6,540	111,639
Consumer Finance
State Street Corp.	1,551	83,641
Asset Management & Custody Banks
		894,318
INSURANCE — 4.7%
FNF Group	7,689	288,349
Property & Casualty Insurance
Principal Financial Group, Inc.	6,304	259,149
Life & Health Insurance
Reinsurance Group of America, Inc.	2,194	212,796
Reinsurance
		760,294
REAL ESTATE — 1.2%
Jones Lang LaSalle, Inc.	749	72,951
Real Estate Services
Gaming and Leisure Properties, Inc.	1,833	63,188
Specialized REIT’s
The Howard Hughes Corp. (a)	429	49,027
Real Estate Development
		185,166
		2,946,016
CONSUMER DISCRETIONARY — 10.5%
AUTOMOBILES & COMPONENTS — 6.4%
General Motors Co.	22,292	630,869
Automobile Manufacturers
BorgWarner, Inc.	9,270	273,642
Auto Parts & Equipment
Lear Corp.	1,316	133,960
Auto Parts & Equipment
		1,038,471
RETAILING — 2.9%
Foot Locker, Inc.	6,369	349,403
Apparel Retail
HSN, Inc.	2,491	121,897
Catalog Retail
		471,300
CONSUMER DURABLES & APPAREL — 1.2%
Kate Spade & Co. (a)	5,722	117,930
Apparel, Accessories & Luxury Goods
Carter’s, Inc.	664	70,728
Apparel, Accessories & Luxury Goods
		188,658
		1,698,429
CONSUMER STAPLES — 10.2%
FOOD, BEVERAGE & TOBACCO — 7.3%
Nestle SA (b)	6,956	537,776
Packaged Foods & Meats
Philip Morris International, Inc.	3,580	364,198
Tobacco
Diageo PLC (b)	2,441	275,591
Distillers & Vintners
		1,177,565
FOOD & STAPLES RETAILING — 2.9%
CVS Health Corp.	4,911	470,213
Drug Retail
		1,647,778
INDUSTRIALS — 8.9%
CAPITAL GOODS — 7.3%
Dover Corp.	6,366	441,274
Industrial Machinery
Rockwell Automation, Inc.	1,995	229,089
Electrical Components & Equipment
Flowserve Corp. (c)	4,857	219,412
Industrial Machinery
Oshkosh Corp.	2,435	116,155
Construction Machinery & Heavy Trucks
Manitowoc Foodservice, Inc. (a)	6,243	109,998
Industrial Machinery
WESCO International, Inc. (a)	682	35,096
Trading Companies & Distributors
The Manitowoc Co., Inc.	6,243	34,023
Construction Machinery & Heavy Trucks
		1,185,047
TRANSPORTATION — 1.4%
Union Pacific Corp.	2,575	224,668
Railroads
COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
Herman Miller, Inc.	1,350	40,348
Office Services & Supplies
		1,450,063

	Shares	Value
Common Stocks — 61.8% (cont.)
INFORMATION TECHNOLOGY — 8.7%
SOFTWARE & SERVICES — 6.0%
Oracle Corp.	15,710	$642,990
Systems Software
MasterCard, Inc., Class A	3,703	326,049
Data Processing & Outsourced Services
		969,039
TECHNOLOGY HARDWARE & EQUIPMENT — 2.7%
TE Connectivity, Ltd.	7,641	436,378
Electronic Manufacturing Services
		1,405,417
ENERGY — 2.3%
Baker Hughes, Inc.	4,604	207,789
Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	4,818	162,132
Oil & Gas Equipment & Services
		369,921
HEALTH CARE — 2.1%
HEALTH CARE EQUIPMENT & SERVICES — 2.1%
UnitedHealth Group, Inc.	2,445	345,239
Managed Health Care
MATERIALS — 0.9%
Glencore PLC	69,767	143,799
Diversified Metals & Mining
TOTAL COMMON STOCKS — 61.8% (Cost $7,068,550)		10,006,662

	Par Value	Value
FIXED INCOME— 22.4%
CORPORATE BONDS — 12.6%
Kinetic Concepts, Inc., 10.50%, due 11/01/18	$47,940	47,700
JPMorgan Chase & Co., 3.15%, due 07/05/16	44,592	44,592
General Motors Co., 4.875%, due 10/02/23	41,400	44,072
Omega Healthcare Investors, Inc., 5.875%, due 03/15/24	39,292	41,159
Express Scripts Holding Co., 2.65%, due 02/15/17	39,310	39,728
Zimmer Biomet Holdings, Inc., 1.45%, due 04/01/17	37,671	37,695
The William Carter Co., 5.25%, due 08/15/21	35,137	36,367
CVS Health Corp., 4.00%, due 12/05/23	29,325	32,429
Omnicom Group, Inc., 3.625%, due 05/01/22	30,425	32,327
1011778 BC ULC / New Red Finance, Inc., 144A, 6.00%, due 04/01/22 (d)	29,500	30,597
General Motors Co., 3.50%, due 10/02/18	29,525	30,398
Bank of America Corp., 5.625%, due 10/14/16	29,855	30,245
Credit Suisse Group AG, 144A, 7.50% (d) (e) (f)	30,000	30,150
Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20 (d)	28,930	30,123
Toyota Motor Credit Corp., 1.45%, due 01/12/18	29,495	29,710
Expedia, Inc., 144A, 5.00%, due 02/15/26 (d)	28,360	29,401
Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21 (d)	26,745	27,982
CBRE Services, Inc., 5.00%, due 03/15/23	25,239	26,129
Glencore Canada Corp., 5.50%, due 06/15/17	25,290	25,864
E*TRADE Financial Corp., 5.375%, due 11/15/22	24,308	25,645
Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18 (d)	37,809	25,427
Boston Scientific Corp., 5.125%, due 01/12/17	24,913	25,400
Credit Suisse Group Funding Guernsey, Ltd., 144A, 3.125%, due 12/10/20 (d)	25,000	24,962
Credit Suisse New York, 1.75%, due 01/29/18	24,700	24,721
Citigroup, Inc., 1.70%, due 04/27/18	24,560	24,599
AbbVie, Inc., 1.75%, due 11/06/17	24,405	24,549
Penn National Gaming, Inc., 5.875%, due 11/01/21	23,704	24,119
Whirlpool Corp., 7.75%, due 07/15/16	24,011	24,053
Weyerhaeuser Co. REIT, 6.95%, due 08/01/17	22,722	23,950
Anthem, Inc., 5.875%, due 06/15/17	22,388	23,332
Anthem, Inc., 2.375%, due 02/15/17	22,690	22,857
Pentair Finance SA, 2.90%, due 09/15/18	21,630	21,849
Delphi Corp., 5.00%, due 02/15/23	20,277	21,494
Electronic Arts, Inc., 4.80%, due 03/01/26	19,655	21,263
Centene Corp., 4.75%, due 05/15/22	20,084	20,486
Bank of America Corp., 3.75%, due 07/12/16	20,295	20,305
American International Group, Inc., 3.30%, due 03/01/21	19,650	20,301
CBRE Services, Inc., 4.875%, due 03/01/26	19,665	20,105
Lam Research Corp., 2.75%, due 03/15/20	19,660	20,091
JPMorgan Chase & Co., 1.70%, due 03/01/18	19,665	19,774

	Par Value	Value
Fixed Income — 22.4% (cont.)
Corporate Bonds — 12.6% (cont.)
International Game Technology PLC, 144A, 6.50%, due 02/15/25 (d)	$19,600	$19,747
JPMorgan Chase Bank NA, 1.056%, due 06/14/17 (e)	19,750	19,737
S&P Global, Inc., 4.00%, due 06/15/25	17,150	18,721
AT&T, Inc., 5.00%, due 03/01/21	16,710	18,711
Dollar General Corp., 4.125%, due 07/15/17	17,095	17,576
Aon Corp., 5.00%, due 09/30/20	14,745	16,469
Scientific Games International, Inc., 10.00%, due 12/01/22	19,665	15,978
Ventas Realty LP / Ventas Capital Corp. REIT, 2.00%, due 02/15/18	15,876	15,957
CBRE Services, Inc., 5.25%, due 03/15/25	14,975	15,594
Electronic Arts, Inc., 3.70%, due 03/01/21	14,740	15,455
Citigroup, Inc., 3.40%, due 05/01/26	15,000	15,380
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144A, 5.45%, due 06/15/23 (d)	14,725	15,278
Mead Johnson Nutrition Co., 4.125%, due 11/15/25	13,955	15,221
The Priceline Group, Inc., 3.60%, due 06/01/26	14,730	15,213
International Game Technology PLC, 144A, 6.25%, due 02/15/22 (d)	14,800	15,040
Schlumberger Holdings Corp., 144A, 2.35%, due 12/21/18 (d)	14,740	15,028
Zayo Group LLC / Zayo Capital, Inc., 6.00%, due 04/01/23	14,745	14,966
Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23 (d)	13,615	14,806
Credit Suisse Group Funding Guernsey, Ltd., 144A, 3.80%, due 06/09/23 (d)	14,750	14,712
Omega Healthcare Investors, Inc., 4.375%, due 08/01/23	14,625	14,587
Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24 (d)	19,665	13,815
WESCO Distribution, Inc., 144A, 5.375%, due 06/15/24 (d)	13,675	13,675
Kinetic Concepts, Inc., 12.50%, due 11/01/19	14,360	13,570
Universal Health Services, Inc., 144A, 4.75%, due 08/01/22 (d)	12,350	12,561
GLP Capital, LP / GLP Financing II, Inc., 5.375%, due 11/01/23	12,000	12,525
BorgWarner, Inc., 4.625%, due 09/15/20	10,810	11,767
Moody’s Corp., 4.50%, due 09/01/22	9,820	10,917
Schlumberger Holdings Corp., 144A, 4.00%, due 12/21/25 (d)	9,830	10,579
Omega Healthcare Investors, Inc. REIT, 5.25%, due 01/15/26	9,835	10,454
GLP Capital, LP / GLP Financing II, Inc., 4.875%, due 11/01/20	10,000	10,362
Tyco Electronics Group SA, 3.70%, due 02/15/26	9,830	10,362
International Game Technology PLC, 144A, 5.625%, due 02/15/20 (d)	9,800	10,327
Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21 (d)	9,970	10,282
CNO Financial Group, Inc., 4.50%, due 05/30/20	9,830	10,174
MSCI, Inc., 144A, 5.25%, due 11/15/24 (d)	9,905	10,128
The Howard Hughes Corp., 144A, 6.875%, due 10/01/21 (d)	10,000	10,075
Kraft Heinz Foods Co., 144A, 2.00%, due 07/02/18 (d)	9,830	9,954
Chevron Corp., 1.365%, due 03/02/18	9,835	9,889
Universal Health Services, Inc., 144A, 5.00%, due 06/01/26 (d)	9,820	9,845
National Oilwell Varco, Inc., 1.35%, due 12/01/17	9,844	9,773
Ally Financial, Inc., 5.50%, due 02/15/17	9,365	9,505
Sirius XM Radio, Inc., 144A, 5.25%, due 08/15/22 (d)	8,895	9,362
USG Corp., 6.30%, due 11/15/16	8,871	9,051
Health Net, Inc., 6.375%, due 06/01/17	8,680	8,930
Medtronic, Inc., 3.15%, due 03/15/22	8,308	8,866
CVS Health Corp., 5.00%, due 12/01/24	6,880	8,052
E*TRADE Financial Corp., 4.625%, due 09/15/23	7,865	7,963
CVS Health Corp., 4.75%, due 12/01/22	6,880	7,858
Actavis Funding SCS, 1.30%, due 06/15/17	7,727	7,714
L-3 Communications Corp., 1.50%, due 05/28/17	7,274	7,280
Mead Johnson Nutrition Co., 3.00%, due 11/15/20	6,885	7,193
Stanley Black & Decker, Inc., 2.451%, due 11/17/18	6,875	7,024
Concho Resources, Inc., 5.50%, due 10/01/22	6,980	7,015

	Par Value	Value
Fixed Income — 22.4% (cont.)
Corporate Bonds — 12.6% (cont.)
Scientific Games International, Inc., 144A, 7.00%, due 01/01/22 (d)	$6,885	$6,919
Kraft Heinz Foods Co., 144A, 4.875%, due 02/15/25 (d)	6,260	6,865
Level 3 Financing, Inc., 5.375%, due 05/01/25	6,895	6,843
Level 3 Financing, Inc., 5.125%, due 05/01/23	6,895	6,835
Fidelity National Financial, Inc., 6.60%, due 05/15/17	6,446	6,716
Credit Suisse Group AG, 144A, 6.25% (d) (e) (f)	7,000	6,588
The Sun Products Corp., 144A, 7.75%, due 03/15/21 (d)	5,895	6,109
CNO Financial Group, Inc., 5.25%, due 05/30/25	5,895	6,072
Yum! Brands, Inc., 3.875%, due 11/01/23	6,329	5,973
Oceaneering International, Inc., 4.65%, due 11/15/24	5,895	5,700
Quest Diagnostics, Inc., 4.70%, due 04/01/21	5,128	5,642
Glencore Finance Canada, Ltd., 144A, 3.60%, due 01/15/17 (d)	5,590	5,593
Ally Financial, Inc., 2.75%, due 01/30/17	5,500	5,526
Manitowoc Foodservice, Inc., 144A, 9.50%, due 02/15/24 (d)	4,915	5,492
ConocoPhillips Co., 4.20%, due 03/15/21	4,915	5,322
Bank of America Corp., 4.45%, due 03/03/26	5,000	5,230
Omnicom Group, Inc., 3.60%, due 04/15/26	4,915	5,177
Lam Research Corp., 3.90%, due 06/15/26	4,910	5,169
Express Scripts Holding Co., 3.30%, due 02/25/21	4,915	5,154
Foot Locker, Inc., 8.50%, due 01/15/22	4,340	5,132
GLP Capital, LP / GLP Financing II, Inc., 4.375%, due 11/01/18	5,000	5,131
Serta Simmons Bedding LLC, 144A, 8.125%, due 10/01/20 (d)	4,990	5,102
Berkshire Hathaway, Inc., 2.75%, due 03/15/23	4,915	5,078
Lam Research Corp., 3.45%, due 06/15/23	4,910	5,071
Capital One NA, 2.35%, due 08/17/18	5,000	5,070
Reinsurance Group of America, Inc., 3.95%, due 09/15/26	4,905	5,054
EMI Music Publishing Group North America Holdings, Inc., 144A, 7.625%, due 06/15/24 (d)	4,910	5,045
Lam Research Corp., 2.80%, due 06/15/21	4,910	5,027
General Motors Financial Co., Inc., 3.10%, due 01/15/19	4,915	5,021
Penske Truck Leasing Co., LP / PTL Finance Corp., 144A, 3.75%, due 05/11/17 (d)	4,920	5,013
Bank of America Corp., 3.875%, due 03/22/17	4,915	5,005
The Goldman Sachs Group, Inc., 1.324%, due 05/22/17 (e)	5,000	5,004
American Express Credit Corp., 1.875%, due 11/05/18	4,915	4,967
Schlumberger Holdings Corp., 144A, 1.90%, due 12/21/17 (d)	4,915	4,947
GLP Capital, LP / GLP Financing II, Inc., 5.375%, due 04/15/26	3,925	4,043
Scripps Networks Interactive, Inc., 2.80%, due 06/15/20	3,930	3,992
Zimmer Biomet Holdings, Inc., 3.15%, due 04/01/22	3,810	3,905
Omnicom Group, Inc., 6.25%, due 07/15/19	2,950	3,354
The Manitowoc Co., Inc., 144A, 12.75%, due 08/15/21 (d)	2,950	3,164
Dollar Tree, Inc., 144A, 5.75%, due 03/01/23 (d)	2,950	3,134
MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc., 144A, 5.625%, due 05/01/24 (d)	2,945	3,114
MSCI, Inc., 144A, 5.75%, due 08/15/25 (d)	2,950	3,061
American Express Credit Corp., 2.60%, due 09/14/20	2,945	3,043
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144A, 4.42%, due 06/15/21 (d)	2,940	3,026
eBay, Inc., 2.50%, due 03/09/18	2,945	2,999
Medtronic, Inc., 1.50%, due 03/15/18	2,950	2,976
CVS Health Corp., 2.25%, due 08/12/19	2,884	2,962
S&P Global, Inc., 4.40%, due 02/15/26	1,970	2,211
S&P Global, Inc., 3.30%, due 08/14/20	1,970	2,061
Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22 (d)	2,000	2,055
The Gap, Inc., 5.95%, due 04/12/21	1,965	2,049
Goldman Sachs Group, Inc., 2.625%, due 04/25/21	2,000	2,028
GLP Capital, LP / GLP Financing II, Inc., 4.375%, due 04/15/21	1,965	2,024
Thermo Fisher Scientific, Inc., 3.00%, due 04/15/23	1,970	2,011

	Par Value	Value
Fixed Income — 22.4% (cont.)
Corporate Bonds — 12.6% (cont.)
S&P Global, Inc., 2.50%, due 08/15/18	$1,970	$2,011
Ecolab, Inc., 3.00%, due 12/08/16	1,970	1,987
Voya Financial, Inc., 3.65%, due 06/15/26	1,960	1,969
Tempur Sealy International, Inc., 144A, 5.50%, due 06/15/26 (d)	1,965	1,931
Zimmer Biomet Holdings, Inc., 2.00%, due 04/01/18	1,815	1,830
Tyco Electronics Group SA, 6.55%, due 10/01/17	1,385	1,472
Post Holdings, Inc., 144A, 6.75%, due 12/01/21 (d)	1,000	1,057
Post Holdings, Inc., 7.375%, due 02/15/22	1,000	1,051
Dollar Tree, Inc., 144A, 5.25%, due 03/01/20 (d)	1,000	1,030
The Goldman Sachs Group, Inc., 2.875%, due 02/25/21	1,000	1,025
Ventas Realty, LP REIT, 3.50%, due 02/01/25	1,000	1,025
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 144A, 5.25%, due 06/01/26 (d)	1,000	1,025
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 144A, 5.00%, due 06/01/24 (d)	1,000	1,017
HCA, Inc., 3.75%, due 03/15/19	980	1,014
Level 3 Financing, Inc., 5.375%, due 01/15/24	1,000	1,004
The Goldman Sachs Group, Inc., 2.55%, due 10/23/19	980	1,003
Tribune Media Co., 5.875%, due 07/15/22	1,000	995
Post Holdings, Inc., 144A, 7.75%, due 03/15/24 (d)	500	549
Total Corporate Bonds (Cost $2,024,463)		2,045,772

GOVERNMENT AND AGENCY SECURITIES — 9.7%
U.S. GOVERNMENT NOTES — 9.4%
1.25%, due 07/15/20, Inflation Indexed	460,497	494,830
1.375%, due 07/15/18, Inflation Indexed	416,559	436,883
2.125%, due 01/15/19, Inflation Indexed	222,153	238,323
1.00%, due 09/30/16	199,380	199,701
1.25%, due 11/30/18	73,725	74,776
2.125%, due 01/31/21	24,570	25,835
1.75%, due 10/31/20	24,570	25,396
0.75%, due 06/30/17	24,585	24,642
		1,520,386
U.S. GOVERNMENT AGENCIES — 0.3%
Federal National Mortgage Association, 1.25%, due 09/27/18	24,680	24,943
Federal Farm Credit Banks, 1.68%, due 08/16/21	17,165	17,168
		42,111
Total Government and Agency Securities (Cost $1,496,171)		1,562,497

ASSET BACKED SECURITIES — 0.1%
Cabela’s Master Credit Card Trust, 144A, 0.992%, due 10/15/19 (d) (e) (Cost $11,450)	11,450	11,456
TOTAL FIXED INCOME — 22.4% (Cost $3,532,084)		3,619,725

SHORT TERM INVESTMENTS— 15.8%

COMMERCIAL PAPER — 11.5%
MetLife Short Term Funding LLC, 144A, 0.39% - 0.51%, due 07/06/16 - 08/26/16 (d) (g)	500,080	499,916
American Honda Finance Corp., 0.46% - 0.49%, due 07/22/16 - 08/17/16 (g)	244,150	244,035
Toyota Motor Credit Corp., 0.43% - 0.47%, due 08/02/16 - 08/17/16 (g)	215,000	214,889
Kraft Food Group, Inc., 144A, 0.99% - 1.25%, due 07/01/16 - 09/09/16 (d) (g)	199,875	199,722
BMW US Capital LLC, 144A, 0.41% - 0.44%, due 07/07/16 - 07/20/16 (d) (g)	180,000	179,977
Anthem, Inc., 144A, 0.72% - 0.79%, due 07/05/16 - 08/15/16 (d) (g)	172,000	171,901
Kellogg Co., 144A, 0.59% - 0.63%, due 07/01/16 - 07/18/16 (d) (g)	160,133	160,119
Schlumberger Holdings Corp., 144A, 0.96% - 1.02%, due 07/01/16 - 08/10/16 (d) (g)	100,000	99,964
John Deere Capital Co., 144A, 0.41% - 0.43%, due 07/18/16 - 07/25/16 (d) (g)	85,000	84,980
Total Commercial Paper (Cost $1,855,495)		1,855,503

	Par Value	Value
Short Term Investments — 15.8% (cont.)
REPURCHASE AGREEMENT — 1.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.20% dated 06/30/16 due 07/01/16, repurchase price $262,432, collateralized by United States Treasury Notes, 2.000% - 2.750%, due 02/15/24 - 08/15/25, aggregate value plus accrued interest of $267,684 (Cost: $262,430)	$262,430	$262,430

CORPORATE BONDS — 1.6%
Bank of America Corp., 6.50%, due 08/01/16	46,006	46,217
Capital One Financial Corp., 6.15%, due 09/01/16	39,398	39,704
HCP, Inc. REIT, 6.30%, due 09/15/16	29,485	29,754
Macy’s Retail Holdings, Inc., 5.90%, due 12/01/16	26,108	26,646
Cabot Corp., 5.00%, due 10/01/16	18,930	19,096
MGM Resorts International, 7.625%, due 01/15/17	14,575	15,012
ConocoPhillips Canada Funding Co. I, 5.625%, due 10/15/16	13,365	13,529
Comerica Bank, 5.75%, due 11/21/16	12,750	12,955
Avnet, Inc., 6.625%, due 09/15/16	11,936	12,056
Thermo Fisher Scientific, Inc., 1.30%, due 02/01/17	11,511	11,520
Wm Wrigley Jr Co., 144A, 1.40%, due 10/21/16 (d)	6,885	6,895
Cameron International Corp., 1.15%, due 12/15/16	6,875	6,887
L-3 Communications Corp., 3.95%, due 11/15/16	5,200	5,254
Schlumberger Investment SA, 144A, 1.95%, due 09/14/16 (d)	4,425	4,435
Capital One Financial Corp., 3.15%, due 07/15/16	3,513	3,516
The Bank of New York Mellon Corp., 2.30%, due 07/28/16	2,945	2,949
Total Corporate Bonds (Cost $256,257)		256,425

U.S. GOVERNMENT BILLS — 1.1%
United States Treasury Bills, 0.19% - 0.23%, due 07/07/16 - 07/21/16 (g) (Cost $174,990)	175,000	174,990
TOTAL SHORT TERM INVESTMENTS — 15.8% (Cost $2,549,172)		2,549,348
TOTAL INVESTMENTS — 100.0% (Cost $13,149,806)		16,175,735
Foreign Currencies (Cost $0) —0.0% (h)		0	(i)
Other Assets In Excess of Liabilities — 0.0%(h)		3,542
NET ASSETS — 100.0%		$16,179,277

Securities of aggregate value of $143,799 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)                   Non-income producing security

(b)                   Sponsored American Depositary Receipt

(c)                    See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

(d)                   See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.

(e)                    Floating Rate Note. Rate shown is as of June 30, 2016.

(f)                     Security is perpetual and has no stated maturity date.

(g)                    The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(h)                   Amount rounds to less than 0.1%.

(i)                       Amount rounds to less than $1,000.

Abbreviations:

REIT: Real Estate Investment Trust

OAKMARK GLOBAL FUND

Global Diversification —June 30, 2016 (Unaudited)

			% of Equity Investments
Europe 40.4%
		Switzerland	19.5%
		United Kingdom	11.0%
	*	Germany	8.7%
	*	Netherlands	1.2%
North America 39.1%
		United States	39.1%
Asia 14.7%
		Japan	10.4%
		China	2.2%
		South Korea	2.1%
Australasia 3.6%
		Australia	3.6%
Latin America 2.2%
		Mexico	2.2%

*                           Euro currency countries comprise 9.9% of equity investments.

Oakmark Global Fund	June 30, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 97.7%
FINANCIALS — 25.0%
DIVERSIFIED FINANCIALS — 11.6%
Credit Suisse Group AG (Switzerland)	9,823	$104,636
Diversified Capital Markets
Julius Baer Group, Ltd. (Switzerland)	2,432	97,868
Asset Management & Custody Banks
Daiwa Securities Group, Inc. (Japan)	13,323	70,190
Investment Banking & Brokerage
		272,694
BANKS — 10.1%
Bank of America Corp. (United States)	6,512	86,409
Diversified Banks
Citigroup, Inc. (United States)	1,839	77,938
Diversified Banks
Lloyds Banking Group PLC (United Kingdom)	102,088	73,942
Diversified Banks
		238,289
INSURANCE — 3.3%
Allianz SE (Germany)	538	76,778
Multi-line Insurance
		587,761
INFORMATION TECHNOLOGY — 24.4%
SOFTWARE & SERVICES — 12.7%
Alphabet, Inc., Class C (United States) (a)	139	95,886
Internet Software & Services
MasterCard, Inc., Class A (United States)	877	77,202
Data Processing & Outsourced Services
Oracle Corp. (United States)	1,823	74,619
Systems Software
Baidu, Inc. (China) (a) (b)	310	51,197
Internet Software & Services
		298,904
TECHNOLOGY HARDWARE & EQUIPMENT — 11.7%
TE Connectivity, Ltd. (Switzerland)	1,715	97,921
Electronic Manufacturing Services
OMRON Corp. (Japan)	1,885	61,525
Electronic Components
Samsung Electronics Co., Ltd. (South Korea)	38	46,775
Technology Hardware, Storage & Peripherals
Itron, Inc. (United States) (a)	864	37,256
Electronic Equipment & Instruments
Hirose Electric Co., Ltd. (Japan)	258	31,762
Electronic Components
		275,239
		574,143
CONSUMER DISCRETIONARY — 22.0%
AUTOMOBILES & COMPONENTS — 10.7%
General Motors Co. (United States)	3,330	94,228
Automobile Manufacturers
Daimler AG (Germany)	1,365	81,649
Automobile Manufacturers
Toyota Motor Corp. (Japan)	1,541	75,974
Automobile Manufacturers
		251,851
MEDIA — 7.1%
The Interpublic Group of Cos., Inc. (United States)	3,498	80,812
Advertising
Grupo Televisa SAB (Mexico) (b)	1,946	50,681
Broadcasting
Live Nation Entertainment, Inc. (United States) (a)	1,514	35,577
Movies & Entertainment
		167,070
CONSUMER DURABLES & APPAREL — 2.6%
Cie Financiere Richemont SA (Switzerland)	1,032	60,402
Apparel, Accessories & Luxury Goods
RETAILING — 1.6%
CarMax, Inc. (United States) (a)	763	37,420
Automotive Retail
		516,743
INDUSTRIALS — 13.3%
CAPITAL GOODS — 10.9%
CNH Industrial N.V. (United Kingdom)	15,034	109,049
Agricultural & Farm Machinery
USG Corp. (United States) (a)	1,846	49,779
Building Products
MTU Aero Engines AG (Germany)	452	42,183
Aerospace & Defense
Koninklijke Philips N.V. (Netherlands)	1,113	27,641
Industrial Conglomerates
Smiths Group PLC (United Kingdom)	1,753	27,090
Industrial Conglomerates
		255,742
TRANSPORTATION — 2.4%
Union Pacific Corp. (United States)	654	57,070
Railroads
		312,812
MATERIALS — 7.1%
LafargeHolcim, Ltd. (Switzerland)	2,054	85,936
Construction Materials
Incitec Pivot, Ltd. (Australia)	36,545	82,090
Diversified Chemicals
		168,026

	Shares	Value
Common Stocks — 97.7% (cont.)
HEALTH CARE — 2.2%
HEALTH CARE EQUIPMENT & SERVICES — 2.2%
Tenet Healthcare Corp. (United States) (a)	1,879	$51,932
Health Care Facilities
ENERGY — 1.9%
National Oilwell Varco, Inc. (United States)	1,315	44,233
Oil & Gas Equipment & Services
CONSUMER STAPLES — 1.8%
FOOD, BEVERAGE & TOBACCO — 1.8%
Diageo PLC (United Kingdom)	1,550	43,303
Distillers & Vintners
TOTAL COMMON STOCKS — 97.7% (Cost $2,255,079)		2,298,953

	Par Value	Value
SHORT TERM INVESTMENT— 2.2%
REPURCHASE AGREEMENT — 2.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.20% dated 06/30/16 due 07/01/16, repurchase price $50,472, collateralized by a United States Treasury Note, 2.000%, due 08/15/25, value plus accrued interest of $51,483 (Cost: $50,472)	$50,472	50,472
TOTAL SHORT TERM INVESTMENTS — 2.2% (Cost $50,472)		50,472
TOTAL INVESTMENTS — 99.9% (Cost $2,305,551)		2,349,425
Foreign Currencies (Cost $0) —0.0% (c)		0	(d)
Other Assets In Excess of Liabilities — 0.1%		3,050
TOTAL NET ASSETS — 100.0%		$2,352,475

Securities of aggregate value of $1,198,793 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)                   Non-income producing security

(b)                   Sponsored American Depositary Receipt

(c)                    Amount rounds to less than 0.1%.

(d)                   Amount rounds to less than $1,000.

OAKMARK GLOBAL SELECT FUND

Global Diversification —June 30, 2016 (Unaudited)

			% of Equity Investments
North America 47.8%
		United States	47.8%
Europe 43.7%
		Switzerland	21.9%
		United Kingdom	9.2%
	*	France	7.4%
	*	Germany	5.2%
Asia 8.5%
		Japan	4.5%
		South Korea	4.0%

*                           Euro currency countries comprise 12.6% of equity investments.

Oakmark Global Select Fund	June 30, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 95.6%
INFORMATION TECHNOLOGY — 26.1%
SOFTWARE & SERVICES — 17.5%
Alphabet, Inc., Class C (United States) (a)	213	$147,677
Internet Software & Services
Oracle Corp. (United States)	2,450	100,279
Systems Software
MasterCard, Inc., Class A (United States)	1,100	96,866
Data Processing & Outsourced Services
		344,822
TECHNOLOGY HARDWARE & EQUIPMENT — 8.6%
TE Connectivity, Ltd. (Switzerland)	1,654	94,454
Electronic Manufacturing Services
Samsung Electronics Co., Ltd. (South Korea)	60	74,858
Technology Hardware, Storage & Peripherals
		169,312
		514,134
FINANCIALS — 24.6%
BANKS — 10.3%
JPMorgan Chase & Co. (United States)	1,762	109,491
Diversified Banks
Bank of America Corp. (United States)	7,037	93,381
Diversified Banks
		202,872
DIVERSIFIED FINANCIALS — 8.9%
Credit Suisse Group AG (Switzerland)	8,288	88,292
Diversified Capital Markets
Daiwa Securities Group, Inc. (Japan)	16,306	85,906
Investment Banking & Brokerage
		174,198
INSURANCE — 5.4%
American International Group, Inc. (United States)	2,022	106,943
Multi-line Insurance
		484,013
CONSUMER DISCRETIONARY — 14.0%
CONSUMER DURABLES & APPAREL — 9.1%
Cie Financiere Richemont SA (Switzerland)	1,544	90,395
Apparel, Accessories & Luxury Goods
Kering (France)	550	88,540
Apparel, Accessories & Luxury Goods
		178,935
AUTOMOBILES & COMPONENTS — 4.9%
Daimler AG (Germany)	1,633	97,740
Automobile Manufacturers
		276,675
INDUSTRIALS — 13.6%
CAPITAL GOODS — 11.4%
General Electric Co. (United States)	4,050	127,494
Industrial Conglomerates
CNH Industrial N.V. (United Kingdom)	13,369	96,972
Agricultural & Farm Machinery
		224,466
TRANSPORTATION — 2.2%
Kuehne + Nagel International AG (Switzerland)	306	42,845
Marine
		267,311
CONSUMER STAPLES — 6.5%
FOOD, BEVERAGE & TOBACCO — 6.5%
Diageo PLC (United Kingdom)	2,728	76,217
Distillers & Vintners
Danone SA (France)	727	50,883
Packaged Foods & Meats
		127,100
ENERGY — 5.9%
Apache Corp. (United States)	2,100	116,907
Oil & Gas Exploration & Production
MATERIALS — 4.9%
LafargeHolcim, Ltd. (Switzerland)	2,322	97,133
Construction Materials
TOTAL COMMON STOCKS — 95.6% (Cost $1,936,144)		1,883,273

	Par Value	Value
SHORT TERM INVESTMENTS— 2.6%
REPURCHASE AGREEMENT — 2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.20% dated 06/30/16 due 07/01/16, repurchase price $51,564 collateralized by a United States Treasury Note, 2.750%, due 02/15/24, value plus accrued interest of $52,599 (Cost: $51,563)	$51,563	51,563
TOTAL SHORT TERM INVESTMENTS — 2.6% (Cost $51,563)		51,563
TOTAL INVESTMENTS — 98.2% (Cost $1,987,707)		1,934,836
Foreign Currencies (Cost $0) —0.0% (b)		0	(c)
Other Assets In Excess of Liabilities — 1.8%		36,189
TOTAL NET ASSETS — 100.0%		$1,971,025

Securities of aggregate value of $889,781 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)                   Non-income producing security

(b)                   Amount rounds to less than 0.1%.

(c)                    Amount rounds to less than $1,000.

OAKMARK INTERNATIONAL FUND

Global Diversification —June 30, 2016 (Unaudited)

			% of Equity Investments
Europe 68.3%
		Switzerland	17.8%
		United Kingdom	15.0%
	*	France	13.0%
	*	Italy	7.4%
	*	Germany	6.5%
		Sweden	4.4%
	*	Netherlands	2.9%
	*	Ireland	1.3%
Asia 25.5%
		Japan	16.9%
		Indonesia	2.5%
		China	1.9%
		South Korea	1.8%
		Hong Kong	1.6%
		Taiwan	0.8%
Australasia 2.8%
		Australia	2.8%
Latin America 1.7%
		Mexico	1.7%
North America 1.6%
		United States	1.6%

Middle East 0.1%
		Israel	0.1%

*       Euro currency countries comprise 31.1% of equity investments.

Oakmark International Fund	June 30, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.3%
FINANCIALS — 30.6%
DIVERSIFIED FINANCIALS — 14.2%
Credit Suisse Group AG (Switzerland)	91,743	$977,282
Diversified Capital Markets
Nomura Holdings, Inc. (Japan) (b)	191,072	679,557
Investment Banking & Brokerage
EXOR SpA (Italy) (b)	14,058	518,955
Multi-Sector Holdings
Daiwa Securities Group, Inc. (Japan)	87,280	459,823
Investment Banking & Brokerage
Schroders PLC (United Kingdom)	10,945	345,875
Asset Management & Custody Banks
AMP, Ltd. (Australia)	73,086	284,832
Other Diversified Financial Services
Schroders PLC, Non-Voting (United Kingdom)	31	758
Asset Management & Custody Banks
		3,267,082
BANKS — 12.3%
BNP Paribas SA (France)	17,046	747,548
Diversified Banks
Intesa Sanpaolo SpA (Italy)	368,062	701,052
Diversified Banks
Bank Mandiri Persero Tbk PT (Indonesia)	759,747	549,794
Diversified Banks
Lloyds Banking Group PLC (United Kingdom)	742,434	537,737
Diversified Banks
Sumitomo Mitsui Financial Group, Inc. (Japan)	10,726	309,699
Diversified Banks
		2,845,830
INSURANCE — 4.1%
Allianz SE (Germany)	4,116	587,192
Multi-line Insurance
Willis Towers Watson PLC (United States)	2,802	348,258
Insurance Brokers
		935,450
		7,048,362
CONSUMER DISCRETIONARY — 25.6%
AUTOMOBILES & COMPONENTS — 11.5%
Honda Motor Co., Ltd. (Japan)	37,473	940,027
Automobile Manufacturers
Daimler AG (Germany)	11,390	681,576
Automobile Manufacturers
Toyota Motor Corp. (Japan)	12,398	611,188
Automobile Manufacturers
Valeo SA (France) (c)	5,334	236,793
Auto Parts & Equipment
Continental AG (Germany)	915	173,086
Auto Parts & Equipment
		2,642,670
CONSUMER DURABLES & APPAREL — 9.0%
Cie Financiere Richemont SA (Switzerland)	8,344	488,428
Apparel, Accessories & Luxury Goods
Kering (France)	2,824	454,680
Apparel, Accessories & Luxury Goods
Prada SpA (Italy) (b)	135,617	419,980
Apparel, Accessories & Luxury Goods
Swatch Group AG, Bearer Shares (Switzerland)	1,373	399,633
Apparel, Accessories & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SA (France)	2,089	314,895
Apparel, Accessories & Luxury Goods
		2,077,616
MEDIA — 1.8%
Grupo Televisa SAB (Mexico) (d)	14,378	374,411
Broadcasting
WPP PLC (United Kingdom)	2,284	47,591
Advertising
		422,002
RETAILING — 1.8%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	13,768	405,051
Apparel Retail
CONSUMER SERVICES — 1.5%
Melco Crown Entertainment, Ltd. (Hong Kong) (b) (d)	27,358	344,168
Casinos & Gaming
		5,891,507
INDUSTRIALS — 19.1%
CAPITAL GOODS — 14.2%
CNH Industrial N.V. (United Kingdom) (b)	92,320	669,658
Agricultural & Farm Machinery
Ashtead Group PLC (United Kingdom) (b)	35,177	502,460
Trading Companies & Distributors
SKF AB, Class B (Sweden) (b)	23,651	378,956
Industrial Machinery
Komatsu, Ltd. (Japan)	19,226	333,993
Construction Machinery & Heavy Trucks
Koninklijke Philips N.V. (Netherlands)	12,083	300,092
Industrial Conglomerates
Smiths Group PLC (United Kingdom) (b)	18,683	288,712
Industrial Conglomerates
Safran SA (France)	3,968	267,185
Aerospace & Defense
Meggitt PLC (United Kingdom) (b)	39,371	213,996
Aerospace & Defense
Atlas Copco AB, Series B (Sweden)	8,287	196,419
Industrial Machinery
Wolseley PLC (United Kingdom)	2,333	120,827
Trading Companies & Distributors
		3,272,298
COMMERCIAL & PROFESSIONAL SERVICES — 3.8%
Bureau Veritas SA (France) (b) (c)	16,426	344,862
Research & Consulting Services

	Shares	Value
Common Stocks — 96.3% (cont.)
Industrials — 19.1% (cont.)
Commercial & Professional Services — 3.8% (cont.)
Experian PLC (Ireland)	15,627	$296,485
Research & Consulting Services
G4S PLC (United Kingdom) (b)	96,841	237,296
Security & Alarm Services
		878,643
TRANSPORTATION — 1.1%
Kuehne + Nagel International AG (Switzerland)	1,803	252,576
Marine
		4,403,517
MATERIALS — 9.5%
Glencore PLC (Switzerland)	530,517	1,093,457
Diversified Metals & Mining
LafargeHolcim, Ltd. (Switzerland)	16,592	694,149
Construction Materials
Orica, Ltd. (Australia) (b)	35,886	333,835
Commodity Chemicals
Akzo Nobel NV (Netherlands)	1,238	76,924
Specialty Chemicals
		2,198,365
INFORMATION TECHNOLOGY — 7.5%
TECHNOLOGY HARDWARE & EQUIPMENT — 3.6%
OMRON Corp. (Japan) (b)	13,160	429,566
Electronic Components
Samsung Electronics Co., Ltd. (South Korea)	325	404,857
Technology Hardware, Storage & Peripherals
		834,423
SOFTWARE & SERVICES — 2.0%
Baidu, Inc. (China) (a) (d)	2,594	428,316
Internet Software & Services
Check Point Software Technologies, Ltd. (Israel) (a)	439	34,948
Systems Software
		463,264
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
ASML Holding NV (Netherlands)	2,741	269,819
Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	33,463	168,643
Semiconductors
		438,462
		1,736,149
CONSUMER STAPLES — 4.0%
FOOD, BEVERAGE & TOBACCO — 4.0%
Diageo PLC (United Kingdom)	12,819	358,118
Distillers & Vintners
Danone SA (France)	3,753	262,664
Packaged Foods & Meats
Pernod Ricard SA (France) (c)	2,308	255,544
Distillers & Vintners
Nestle SA (Switzerland)	667	51,645
Packaged Foods & Meats
		927,971
TOTAL COMMON STOCKS — 96.3% (Cost $26,140,828)		22,205,871

	Par Value	Value
SHORT TERM INVESTMENTS— 2.9%
GOVERNMENT AND AGENCY SECURITIES — 1.1%
United States Treasury Floating Rate Note, 0.33%, due 07/31/16 (e) (f) (Cost $250,012)	$250,000	250,012
Total Government and Agency Securities (Cost $250,012)		250,012
COMMERCIAL PAPER — 1.1%
J.P. Morgan Securities LLC, 144A, 0.01%, due 10/11/16 - 12/07/16 (f) (g)	150,000	149,605
J.P. Morgan Securities LLC, 0.01%, due 09/15/16 - 11/08/16 (f)	100,000	99,826
Total Commercial Paper (Cost $249,260)		249,431
REPURCHASE AGREEMENT — 0.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.20% dated 06/30/16 due 07/01/16, repurchase price $154,115, collateralized by United States Treasury Notes, 1.625% - 2.750%, due 05/31/23 - 02/15/24, aggregate value plus accrued interest of $157,198 (Cost: $154,114)	154,114	154,114
TOTAL SHORT TERM INVESTMENTS — 2.9% (Cost $653,386)		653,557
TOTAL INVESTMENTS — 99.2% (Cost $26,794,214)		22,859,428
Foreign Currencies (Cost $11,923) — 0.1%		11,841
Other Assets In Excess of Liabilities — 0.7%		173,682
TOTAL NET ASSETS — 100.0%		$23,044,951

Securities of aggregate value of $20,675,770 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	A portion of the security out on loan.
(d)	Sponsored American Depositary Receipt
(e)	Floating Rate Note. Rate shown is as of June 30, 2016.
(f)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

(g)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —June 30, 2016 (Unaudited)

			% of Equity Investments
Europe 58.6%
		United Kingdom	18.7%
		Switzerland	12.6%
	*	Finland	7.9%
	*	Italy	4.6%
		Norway	3.2%
	*	Spain	3.1%
	*	Germany	2.7%
	*	Netherlands	2.0%
	*	Greece	1.6%
		Denmark	1.4%
	*	France	0.8%
Asia 18.9%
		Japan	8.1%
		South Korea	6.0%
		Hong Kong	3.5%
		China	1.0%
		Indonesia	0.3%
Australasia 13.4%
		Australia	10.3%
		New Zealand	3.1%
North America 6.9%
		Canada	4.7%
		United States	2.2%
Latin America 2.2%
		Brazil	2.2%

*       Euro currency countries comprise 22.7% of equity investments.

Oakmark International Small Cap Fund	June 30, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 96.0%
INDUSTRIALS — 42.6%
CAPITAL GOODS — 20.9%
Konecranes OYJ (Finland) (b)	3,287	$83,434
Industrial Machinery
MTU Aero Engines AG (Germany)	672	62,746
Aerospace & Defense
Metso OYJ (Finland)	2,535	59,593
Industrial Machinery
Sulzer AG (Switzerland) (c)	580	50,319
Industrial Machinery
Bucher Industries AG (Switzerland)	210	49,120
Construction Machinery & Heavy Trucks
Morgan Advanced Materials PLC (United Kingdom) (b)	15,052	46,507
Industrial Machinery
Outotec OYJ (Finland) (a) (b) (c)	8,808	39,846
Construction & Engineering
Finning International, Inc. (Canada)	2,040	33,216
Trading Companies & Distributors
Travis Perkins PLC (United Kingdom)	1,655	32,651
Trading Companies & Distributors
Saft Groupe SA (France) (b) (c)	446	18,036
Electrical Components & Equipment
Wajax Corp. (Canada) (b)	1,162	13,472
Trading Companies & Distributors
Melrose Industries PLC (United Kingdom)	1,116	6,340
Industrial Machinery
Prysmian SpA (Italy)	255	5,590
Electrical Components & Equipment
Interpump Group SpA (Italy)	181	2,830
Industrial Machinery
		503,700
COMMERCIAL & PROFESSIONAL SERVICES — 15.6%
Applus Services SA (Spain) (b)	7,279	71,261
Research & Consulting Services
ALS, Ltd. (Australia)	16,861	62,415
Research & Consulting Services
Regus PLC (United Kingdom)	15,276	59,066
Office Services & Supplies
Mitie Group PLC (United Kingdom)	14,207	47,080
Environmental & Facilities Services
Pagegroup PLC (United Kingdom)	10,247	40,686
Human Resource & Employment Services
Randstad Holding N.V. (Netherlands)	715	28,613
Human Resource & Employment Services
SThree PLC (United Kingdom)	6,359	21,058
Human Resource & Employment Services
Brunel International N.V. (Netherlands)	910	16,614
Human Resource & Employment Services
Cleanaway Waste Management, Ltd. (Australia)	26,988	16,300
Environmental & Facilities Services
Dorma+Kaba Holding AG (Switzerland)	11	7,904
Security & Alarm Services
gategroup Holding AG (Switzerland)	118	6,210
Diversified Support Services
		377,207
TRANSPORTATION — 6.1%
Panalpina Welttransport Holding AG (Switzerland)	421	50,391
Air Freight & Logistics
BBA Aviation PLC (United Kingdom)	12,330	36,484
Airport Services
DSV AS (Denmark)	785	33,000
Trucking
Freightways, Ltd. (New Zealand)	5,921	27,377
Air Freight & Logistics
		147,252
		1,028,159
FINANCIALS — 21.0%
DIVERSIFIED FINANCIALS — 12.2%
Julius Baer Group, Ltd. (Switzerland)	2,396	96,423
Asset Management & Custody Banks
Element Financial Corp. (Canada)	5,974	63,345
Specialized Finance
Azimut Holding SPA (Italy)	3,060	49,918
Asset Management & Custody Banks
Aberdeen Asset Management PLC (United Kingdom)	9,880	37,068
Asset Management & Custody Banks
EFG International AG (Switzerland)	8,652	32,785
Asset Management & Custody Banks
Ichiyoshi Securities Co., Ltd. (Japan) (b)	2,221	16,014
Investment Banking & Brokerage
		295,553
BANKS — 5.8%
BNK Financial Group, Inc. (South Korea)	11,323	79,799
Regional Banks
DGB Financial Group, Inc. (South Korea)	7,909	59,886
Regional Banks
		139,685
REAL ESTATE — 3.0%
Countrywide PLC (United Kingdom) (b)	11,568	37,943
Real Estate Services
LSL Property Services PLC (United Kingdom) (b)	10,416	33,833
Real Estate Services
		71,776
		507,014
INFORMATION TECHNOLOGY — 8.8%
SOFTWARE & SERVICES — 5.2%
Atea ASA (Norway) (b)	7,741	73,963
IT Consulting & Other Services
Totvs SA (Brazil)	5,321	50,590
Systems Software

	Shares	Value
Common Stocks — 96.0% (cont.)
Information Technology — 8.8% (cont.)
Software & Services — 5.2% (cont.)
Otsuka Corp. (Japan)	44	$2,039
IT Consulting & Other Services
		126,592
TECHNOLOGY HARDWARE & EQUIPMENT — 3.6%
Hirose Electric Co., Ltd. (Japan)	412	50,613
Electronic Components
Premier Farnell PLC (United Kingdom) (b)	16,378	35,921
Technology Distributors
		86,534
		213,126
CONSUMER DISCRETIONARY — 8.8%
MEDIA — 3.3%
SKY Network Television, Ltd. (New Zealand)	13,163	44,922
Cable & Satellite
Hakuhodo DY Holdings, Inc. (Japan)	2,911	34,886
Advertising
		79,808
CONSUMER SERVICES — 2.3%
Melco International Development, Ltd. (Hong Kong)	58,032	54,660
Casinos & Gaming
RETAILING — 2.0%
Hengdeli Holdings, Ltd. (Hong Kong) (a)	225,989	26,069
Specialty Stores
China ZhengTong Auto Services Holdings, Ltd. (China)	60,786	22,476
Automotive Retail
		48,545
AUTOMOBILES & COMPONENTS — 1.2%
Ferrari N.V. (Italy)	694	28,499
Automobile Manufacturers
CONSUMER DURABLES & APPAREL — 0.0%(d)
Cosmo Lady China Holdings Co., Ltd. (China)	1,046	533
Apparel, Accessories & Luxury Goods
		212,045
MATERIALS — 5.8%
Incitec Pivot, Ltd. (Australia)	38,694	86,919
Diversified Chemicals
Titan Cement Co. SA (Greece)	1,785	36,650
Construction Materials
Kansai Paint Co., Ltd. (Japan)	872	17,607
Specialty Chemicals
		141,176
HEALTH CARE — 5.8%
HEALTH CARE EQUIPMENT & SERVICES — 3.7%
Primary Health Care, Ltd. (Australia)	20,943	62,377
Health Care Services
Amplifon S.p.A. (Italy)	1,693	15,845
Health Care Distributors
Ansell, Ltd. (Australia)	837	11,458
Health Care Supplies
		89,680
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 2.1%
QIAGEN N.V. (United States) (a)	2,323	50,665
Life Sciences Tools & Services
		140,345
CONSUMER STAPLES — 2.9%
FOOD & STAPLES RETAILING — 2.8%
Sugi Holdings Co., Ltd. (Japan)	1,213	67,645
Drug Retail
FOOD, BEVERAGE & TOBACCO — 0.1%
Davide Campari-Milano SPA (Italy)	360	3,559
Distillers & Vintners
		71,204
TELECOMMUNICATION SERVICES — 0.3%
Tower Bersama Infrastructure Tbk PT (Indonesia)	12,172	6,101
Wireless Telecommunication Services
TOTAL COMMON STOCKS — 96.0% (Cost $2,719,179)		2,319,170

	Par Value	Value
SHORT TERM INVESTMENTS— 3.9%
REPURCHASE AGREEMENT — 3.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.20% dated 06/30/16 due 07/01/16, repurchase price $93,016, collateralized by a United States Treasury Note, 2.000%, due 08/15/25, value plus accrued interest of $94,878 (Cost: $93,016)	$93,016	93,016
TOTAL SHORT TERM INVESTMENTS — 3.9% (Cost $93,016)		93,016
TOTAL INVESTMENTS — 99.9% (Cost $2,812,195)		2,412,186
Foreign Currencies (Cost $501) — 0.0% (d)		499
Other Assets In Excess of Liabilities — 0.1%		2,879
TOTAL NET ASSETS — 100.0%		$2,415,564

Securities of aggregate value of $1,898,556 were valued at a fair value in accordance with procedures established by the Board of Trustees (in thousands).

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	A portion of the security out on loan.
(d)	Amount rounds to less than 0.1%.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market System.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE. At June 30, 2016, Equity and Income, Global, Global Select, International and Int’l Small Cap held securities that were valued at a fair value using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Adviser’s own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and level 2 at the end of the reporting cycle. At June 30, 2016, there were transfers between level 1 and level 2 securities in the amount of $143,798,614, $1,021,144,823, $889,780,986, $19,396,903,132 and $1,636,053,096 for Equity and Income, Global, Global Select, International and Int’l Small Cap, respectively. The transfers were due to securities that were valued at a fair value using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets.

The following is a summary of the inputs used as of June 30, 2016 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$14,434,015	$0	$0
Short Term Investments	0	676,041	0
Total	$14,434,015	$676,041	$0
Select
Common Stocks	$4,339,060	$0	$0
Preferred Stocks	12,174	0	0
Convertible Bond	0	144,960	0
Corporate Bonds	0	170,348	0
Short Term Investments	0	169,704	0
Total	$4,351,234	$485,012	$0
Equity and Income
Common Stocks	$9,862,863	$143,799	$0
Government and Agency Securities	0	1,562,497	0
Corporate Bonds	0	2,045,772	0
Asset Backed Securities	0	11,456	0
Short Term Investments	0	2,549,348	0
Total	$9,862,863	$6,312,872	$0
Global
Common Stocks	$1,100,160	$1,198,793	$0
Short Term Investments	0	50,472	0
Forward Foreign Currency Contracts - Liabilities	0	(926)	0
Total	$1,100,160	$1,248,339	$0

Global Select
Common Stocks	$993,492	$889,781	$0
Short Term Investments	0	51,563	0
Forward Foreign Currency Contracts - Liabilities	0	(805)	0
Total	$993,492	$940,539	$0
International
Common Stocks	$1,530,101	$20,675,770	$0
Short Term Investments	0	653,557	0
Forward Foreign Currency Contracts - Liabilities	0	(7,183)	0
Total	$1,530,101	$21,322,144	$0
Int’l Small Cap
Common Stocks	$420,614	$1,898,556	$0
Short Term Investments	0	93,016	0
Forward Foreign Currency Contracts - Liabilities	0	(890)	0
Total	$420,614	$1,990,682	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At June 30, 2016 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), as follows (in thousands):

Global

	Local Contract Amount	Settlement Date	Valuation at 6/30/16	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	11,804	12/21/16	$8,749	$(64)
Swiss Franc	102,274	09/21/16	105,240	(862)
			$113,989	$(926)

During the period ended June 30, 2016 the notional value of forward foreign currency contracts opened for Global were $113,063 and the notional value of settled contracts was $130,890 (in thousands).

Global Select

	Local Contract Amount	Settlement Date	Valuation at 6/30/16	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	95,538	09/21/16	$98,309	$(805)
			$98,309	$(805)

During the period ended June 30, 2016 the notional value of forward foreign currency contracts opened for Global Select were $97,504 and the notional value of settled contracts was $81,746 (in thousands).

International

	Local Contract Amount	Settlement Date	Valuation at 6/30/16	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	104,415	12/21/16	$77,391	$(567)
Swiss Franc	785,295	09/21/16	808,069	(6,616)
			$885,460	$(7,183)

During the period ended June 30, 2016 the notional value of forward foreign currency contracts opened for International were $878,277 and the notional value of settled contracts was $814,074 (in thousands).

Int’l Small Cap

	Local Contract Amount	Settlement Date	Valuation at 6/30/16	Unrealized Appreciation/ (Depreciation)

Foreign Currency Sold:
Australian Dollar	32,220	12/21/16	$23,881	$(175)
Swiss Franc	84,909	09/21/16	87,371	(715)
			$111,252	$(890)

During the period ended June 30, 2016 the notional value of forward foreign currency contracts opened for Int’l Small Cap were $110,362 and the notional value of settled contracts was $132,379 (in thousands).

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At June 30, 2016 none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At June 30, 2016 none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  Premiums paid for purchasing options that expire are treated as realized losses.  Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.  The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark and Select wrote put options during the period ended June 30, 2016, as follows (in thousands):

Oakmark

	Number of Contracts	Premiums
Options outstanding at September 30, 2015	0	$0
Options written	6	16,395
Options bought back	(6)	(16,395)
Options outstanding at June 30, 2016	0	$0

Select

	Number of Contracts	Premiums
Options outstanding at September 30, 2015	51	$12,393
Options written	55	28,057
Options expired	(51)	(13,155)
Options bought back	(51)	(12,393)
Options exercised	(4)	(14,902)
Options outstanding at June 30, 2016	0	$0

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At June 30, 2016 all of the Funds held repurchase agreements.

Security lending

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasuries maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2016 International and Int’l Small Cap had securities on loan with a value of $103,973,452 and $14,753,230, respectively, and held as collateral for the loans U.S. Treasury securities with a value of $107,956,076 and $15,644,424, respectively.

Restricted securities

Each Fund may invest in restricted securities, which generally are considered illiquid, but such illiquid securities may not comprise more than 15% of the value of a Fund’s net assets at the time of investment. The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At June 30, 2016 Select, Equity and Income and International held the following restricted securities:

Select

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$201,000	Chesapeake Energy Corp.	01/13/16 - 04/27/16	$96,269	$170,348	3.51%
				$170,348	3.51%

Equity and Income

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$29,500	1011778 BC ULC / New Red Finance, Inc.	09/24/14	$29,500	$30,597	0.19%
40,360	Activision Blizzard, Inc.	09/12/13 - 11/13/15	42,201	42,788	0.27%
172,000	Anthem, Inc.	05/10/16 - 06/13/16	171,901	171,901	1.06%
180,000	BMW US Capital LLC	05/19/16 - 06/20/16	179,977	179,977	1.11%
11,450	Cabela’s Master Credit Card Trust	10/20/11	11,450	11,456	0.07%
37,000	Credit Suisse Group AG	12/04/13 - 06/11/14	37,000	36,738	0.23%
39,750	Credit Suisse Group Funding Guernsey, Ltd.	12/07/15 - 06/07/16	39,666	39,674	0.25%
17,665	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	05/17/16	17,658	18,304	0.11%
3,950	Dollar Tree, Inc.	02/06/15	3,950	4,164	0.03%
4,910	EMI Music Publishing Group North America Holdings, Inc.	05/26/16	4,910	5,045	0.03%
28,360	Expedia, Inc.	12/01/15 - 02/05/16	27,904	29,401	0.18%
5,590	Glencore Finance Canada, Ltd.	06/01/15 - 06/02/15	5,646	5,593	0.04%
44,200	International Game Technology PLC	02/09/15 - 06/24/16	44,212	45,114	0.28%
85,000	John Deere Capital Co.	06/21/16 - 06/22/16	84,980	84,980	0.53%
2,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	06/02/16	2,000	2,042	0.01%
160,133	Kellogg Co.	06/15/16 - 06/24/16	160,119	160,119	0.99%
199,875	Kraft Food Group, Inc.	04/28/16 - 06/22/16	199,714	199,722	1.24%
16,090	Kraft Heinz Foods Co.	02/17/16 - 02/23/16	16,541	16,819	0.10%
30,930	Live Nation Entertainment, Inc.	08/15/12 - 01/22/15	32,026	32,178	0.20%

2,945	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc.	04/06/16	2,945	3,114	0.02%
12,855	MSCI, Inc.	08/10/15 - 06/28/16	13,057	13,189	0.08%
4,915	Manitowoc Foodservice, Inc.	02/05/16	4,915	5,492	0.03%
500,080	MetLife Short Term Funding LLC	06/03/16 - 06/28/16	499,916	499,916	3.09%
4,920	Penske Truck Leasing Co., LP / PTL Finance Corp.	06/16/15	5,005	5,013	0.03%
1,500	Post Holdings, Inc.	03/12/14 - 08/12/15	1,543	1,606	0.01%
129,485	Schlumberger Holdings Corp.	12/10/15 - 05/16/16	129,441	130,518	0.81%
4,425	Schlumberger Investment SA	12/16/15 - 01/26/16	4,430	4,435	0.03%
6,885	Scientific Games International, Inc.	11/14/14	6,885	6,919	0.04%
4,990	Serta Simmons Bedding LLC	09/26/12 - 09/27/12	4,974	5,102	0.03%
8,895	Sirius XM Radio, Inc.	03/04/15 - 03/26/15	9,374	9,362	0.06%
9,970	Six Flags Entertainment Corp.	12/11/12	9,989	10,282	0.06%
1,965	Tempur Sealy International, Inc.	05/19/16	1,965	1,931	0.01%
10,000	The Howard Hughes Corp.	09/27/13	10,000	10,075	0.06%
2,950	The Manitowoc Co., Inc.	02/08/16	2,820	3,164	0.02%
5,895	The Sun Products Corp.	11/16/15	5,278	6,109	0.04%
57,474	Ultra Petroleum Corp.	04/11/14 - 10/28/14	58,262	39,242	0.24%
22,170	Universal Health Services, Inc.	01/14/16 - 05/19/16	22,329	22,406	0.14%
13,675	WESCO Distribution, Inc.	06/02/16 - 06/03/16	13,675	13,675	0.08%
6,885	Wm Wrigley Jr Co.	01/19/16	6,887	6,895	0.04%
				$1,915,057	11.84%

International

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$150,000	J.P. Morgan Securities LLC	04/14/16 - 06/06/16	$149,498	$149,605	0.65%
				$149,605	0.65%

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended June 30, 2016.

Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands):

Schedule of Transactions with Affiliated Issuers

Equity and Income

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2015	Value June 30, 2016
Flowserve Corp. (a)	4,857	$0	$108,927	$3,339	$301,877	$219,412
TOTALS		$0	$108,927	$3,339	$301,877	$219,412

Schedule of Transactions with Affiliated Issuers

International

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)		Dividend Income	Value September 30, 2015	Value June 30, 2016
Ashtead Group PLC	35,177	$388,746	$24,002		$790	$108,338	$502,460
Bureau Veritas SA (a)	16,426	218,924	195,864		8,867	314,504	344,862
CNH Industrial N.V.	92,320	0	9,927		13,719	610,015	669,658
EXOR SPA	14,058	88,358	0		5,578	521,020	518,955
G4S PLC	96,841	257,830	0		7,692	59,200	237,296
Meggitt PLC	39,371	14,725	18,253		5,458	287,812	213,996
Melco Crown Entertainment Ltd.	27,358	125,576	125,114		17,593	366,900	344,168
Nomura Holdings, Inc.	191,072	227,361	0		3,867	847,332	679,557
OMRON Corp.	13,160	114,418	159,101		5,339	434,181	429,566
Orica, Ltd.	35,886	28,118	0	(b)	19,348	352,775	333,835
Prada SPA	135,617	23,153	0		16,606	489,101	419,980
SKF AB	23,651	0	12,895		16,455	447,292	378,956
Smiths Group PLC (a)	18,683	0	66,571		14,094	346,190	288,712
TOTALS		$1,487,209	$611,727		$135,406	$5,184,660	$5,362,001

Schedule of Transactions with Affiliated Issuers

Int’l Small Cap

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2015	Value June 30, 2016
Applus Services SA	7,279	$21,100	$0	$0	$48,270	$71,261
Atea ASA	7,741	0	0	6,188	71,149	73,963
Countrywide PLC	11,568	26,857	0	1,636	52,838	37,943
Ichiyoshi Securities Co., Ltd.	2,221	0	0	531	19,125	16,014
Konecranes OYJ	3,287	2,845	2,531	3,963	81,679	83,434
LSL Property Services PLC	10,416	0	0	1,267	53,966	33,833
Morgan Advanced Materials PLC	15,052	11,953	1,519	2,282	52,288	46,507
Outotec OYJ (a)	8,808	0	2,669	0	34,491	39,846
Premier Farnell PLC (a)	16,378	0	17,370	1,066	39,762	35,921
Saft Groupe SA (a)	446	4,578	51,099	1,252	49,634	18,036
Wajax Corp.	1,162	2,970	0	659	15,772	13,472
TOTALS		$70,303	$75,188	$18,844	$518,974	$470,230

(a) Due to transactions during the period ended June 30, 2016, the company is no longer an affiliate.

(b) Amount rounds to less than $1,000.

3. FEDERAL INCOME TAXES

At June 30, 2016 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	$11,360,772	$4,039,957	$(290,673)	$3,749,284
Select	3,544,451	1,409,569	(117,774)	1,291,795
Equity and Income	13,149,806	3,290,969	(265,040)	3,025,929
Global	2,323,877	296,645	(271,097)	25,548
Global Select	1,993,345	177,894	(236,403)	(58,509)
International	27,164,361	420,080	(4,725,013)	(4,304,933)
Int’l Small Cap	2,834,792	140,629	(563,235)	(422,606)

4. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	August 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	August 19, 2016

By:	/s/ John J. Kane
John J. Kane
Principal Financial Officer

Date:	August 19, 2016